Financial Instruments (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Percentage of increase in exchange rate	10.00%	10.00%
Percentage of decrease in exchange rate	10.00%	10.00%
Percentage of increase in market rate		10.00%
Percentage of decrease in market rate		10.00%
Percentage of increase price of warrants exercisable into shares		15.00%
Percentage of decrease price of warrants exercisable into shares		15.00%